CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Cash flows from operating activities:
Net income	$ 2,241	$ 1,727
Adjustments to reconcile net income to net cash provided in operating activities:
Depreciation	445	417
Premium amortization (discount accretion)	2,208	1,298
Provision for loan losses	250	301
Writedowns of other real estate owned	21	206
Gain on sale of other real estate owned	(30)	(14)
Sale of loans held-for-sale	76,725	51,242
Originations of loans held-for-sale	(72,856)	(51,874)
Amortization of intangibles	96	102
(Gain) loss on sale of securities	(148)	27
Other-than-temporary-impairment on securities		200
Net decrease in fair value option instruments and derivatives	2	37
Loss on early extinguishment of debt	141	121
Decrease in other assets	1,047	1,217
Decrease in other liabilities	(763)	(543)
Net cash provided from operating activities	9,379	4,464
Cash flows from investing activities:
Purchase of investment securities available-for-sale and other investments	(58,755)	(63,384)
Maturity of investment securities available-for-sale	28,187	17,443
Proceeds from sale of securities available-for-sale	3,515	49,075
Proceeds from sale of other investments	257	937
Increase in loans	(9,548)	(1,813)
Proceeds from sale of other real estate owned	1,214	3,130
Purchase of property and equipment	(442)	(385)
Net cash provided (used) in investing activities	(35,572)	5,003
Cash flows from financing activities:
Increase in deposit accounts	34,642	9,434
Decrease in securities sold under agreements to repurchase	(250)	(799)
Advances from the Federal Home Loan Bank	16,500	1,500
Repayment of advances from FHLB	(18,650)	(6,987)
Dividends paid: Common Stock	(519)	(264)
Preferred Stock		(337)
Dividend reinvestment plan	49	44
Net cash provided from financing activities	31,772	2,591
Net increase in cash and cash equivalents	5,579	12,058
Cash and cash equivalents at beginning of period	18,708	16,492
Cash and cash equivalents at end of period	24,287	28,550
Cash paid during the period for:
Interest	2,314	3,351
Non-cash investing and financing activities:
Unrealized gain (loss) on securities	(3,238)	146
Transfer of loans to foreclosed property	$ 46	$ 904